Shareholder Report, Average Annual Return (Details)																															1 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	18 Months Ended	30 Months Ended	31 Months Ended		34 Months Ended	36 Months Ended	38 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	52 Months Ended	60 Months Ended	65 Months Ended	71 Months Ended	75 Months Ended	84 Months Ended		86 Months Ended	87 Months Ended	94 Months Ended	96 Months Ended	102 Months Ended	106 Months Ended	107 Months Ended
	Jul. 30, 2024	Jul. 23, 2024	Nov. 28, 2023	Oct. 24, 2023	Oct. 03, 2023	Jul. 11, 2023	Mar. 07, 2023	Mar. 15, 2022	Feb. 15, 2022	Feb. 08, 2022	Nov. 09, 2021	Sep. 14, 2021	Jul. 13, 2021	Nov. 06, 2020	Sep. 08, 2020	Jul. 07, 2020	May 12, 2020	Apr. 15, 2019	Oct. 02, 2018	Jun. 07, 2018	Sep. 12, 2017	Sep. 05, 2017	Jun. 28, 2017	Jun. 06, 2017	Nov. 01, 2016	Sep. 06, 2016	Mar. 02, 2016	Nov. 06, 2015	Sep. 25, 2015	Sep. 17, 2015	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000201200
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000186813
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000202360
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000215324
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000186809
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000172210
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000215322
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000248475
Average Annual Return [Line Items]
Line Graph and Table Measure Name																															Shares based on NAV
C000207250
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152548
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152549
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152545
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152550
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152551
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000152552
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000233873
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000232483
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000190083
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000168500
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000219502
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000198662
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000245144
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																			Shares based on NAV
C000243239
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000228398
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000228400
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000227134
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000229364
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000226526
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000214554
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000214553
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000246478
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	Shares based on NAV
C000246479
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																	Shares based on NAV
C000214556
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000244420
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																		Shares based on NAV
C000244421
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																		Shares based on NAV
C000238223
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																				Shares based on NAV
C000251207
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
C000251208
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
C000251209
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
C000251203
Average Annual Return [Line Items]
Line Graph and Table Measure Name																																Shares based on NAV
Without Sales Load [Member] | C000201200
Average Annual Return [Line Items]
Average Annual Return, Percent																																				12.08%					(1.05%)
Without Sales Load [Member] | C000186813
Average Annual Return [Line Items]
Average Annual Return, Percent																																				11.93%													3.68%					4.01%
Without Sales Load [Member] | C000202360
Average Annual Return [Line Items]
Average Annual Return, Percent																																				6.11%													1.95%		3.07%
Without Sales Load [Member] | C000215324
Average Annual Return [Line Items]
Average Annual Return, Percent																																				7.65%											1.15%
Without Sales Load [Member] | C000186809
Average Annual Return [Line Items]
Average Annual Return, Percent																																				8.98%													0.59%							2.17%
Without Sales Load [Member] | C000172210
Average Annual Return [Line Items]
Average Annual Return, Percent																																				5.45%													2.14%									1.88%
Without Sales Load [Member] | C000215322
Average Annual Return [Line Items]
Average Annual Return, Percent																																				6.97%										(2.06%)
Without Sales Load [Member] | C000248475
Average Annual Return [Line Items]
Average Annual Return, Percent																															2.10%
Without Sales Load [Member] | C000207250
Average Annual Return [Line Items]
Average Annual Return, Percent																																				6.72%													2.62%	2.76%
Without Sales Load [Member] | C000152548
Average Annual Return [Line Items]
Average Annual Return, Percent																																				14.16%													4.01%													5.62%
Without Sales Load [Member] | C000152549
Average Annual Return [Line Items]
Average Annual Return, Percent																																				18.23%													9.00%										8.33%
Without Sales Load [Member] | C000152545
Average Annual Return [Line Items]
Average Annual Return, Percent																																				18.44%													8.18%											6.97%
Without Sales Load [Member] | C000152550
Average Annual Return [Line Items]
Average Annual Return, Percent																																				18.29%													7.45%										7.46%
Without Sales Load [Member] | C000152551
Average Annual Return [Line Items]
Average Annual Return, Percent																																				26.98%													15.08%												13.58%
Without Sales Load [Member] | C000152552
Average Annual Return [Line Items]
Average Annual Return, Percent																																				19.00%													11.43%						9.11%
Without Sales Load [Member] | C000233873
Average Annual Return [Line Items]
Average Annual Return, Percent																																				24.22%			11.32%
Without Sales Load [Member] | C000232483
Average Annual Return [Line Items]
Average Annual Return, Percent																																				4.79%				(2.14%)
Without Sales Load [Member] | C000190083
Average Annual Return [Line Items]
Average Annual Return, Percent																																				22.93%													12.28%				11.21%
Without Sales Load [Member] | C000168500
Average Annual Return [Line Items]
Average Annual Return, Percent																																				31.79%													15.63%								14.99%
Without Sales Load [Member] | C000219502
Average Annual Return [Line Items]
Average Annual Return, Percent																																				20.86%									5.13%
Without Sales Load [Member] | C000198662
Average Annual Return [Line Items]
Average Annual Return, Percent																																				27.27%													15.56%			13.57%
Without Sales Load [Member] | C000245144
Average Annual Return [Line Items]
Average Annual Return, Percent																																			34.05%
Without Sales Load [Member] | C000243239
Average Annual Return [Line Items]
Average Annual Return, Percent																																				25.44%	23.18%
Without Sales Load [Member] | C000228398
Average Annual Return [Line Items]
Average Annual Return, Percent																																				23.89%						(5.88%)
Without Sales Load [Member] | C000228400
Average Annual Return [Line Items]
Average Annual Return, Percent																																				15.44%						(2.06%)
Without Sales Load [Member] | C000227134
Average Annual Return [Line Items]
Average Annual Return, Percent																																				11.08%								(5.15%)
Without Sales Load [Member] | C000229364
Average Annual Return [Line Items]
Average Annual Return, Percent																																				16.71%						(1.03%)
Without Sales Load [Member] | C000226526
Average Annual Return [Line Items]
Average Annual Return, Percent																																				19.44%							(9.44%)
Without Sales Load [Member] | C000214554
Average Annual Return [Line Items]
Average Annual Return, Percent																																				13.50%												7.00%
Without Sales Load [Member] | C000214553
Average Annual Return [Line Items]
Average Annual Return, Percent																																				19.21%												12.31%
Without Sales Load [Member] | C000246478
Average Annual Return [Line Items]
Average Annual Return, Percent																																	25.26%
Without Sales Load [Member] | C000246479
Average Annual Return [Line Items]
Average Annual Return, Percent																																	22.67%
Without Sales Load [Member] | C000214556
Average Annual Return [Line Items]
Average Annual Return, Percent																																				27.33%												18.66%
Without Sales Load [Member] | C000244420
Average Annual Return [Line Items]
Average Annual Return, Percent																																		26.00%
Without Sales Load [Member] | C000244421
Average Annual Return [Line Items]
Average Annual Return, Percent																																		27.79%
Without Sales Load [Member] | C000238223
Average Annual Return [Line Items]
Average Annual Return, Percent																																				3.86%		2.74%
Without Sales Load [Member] | C000251207
Average Annual Return [Line Items]
Average Annual Return, Percent																																1.30%
Without Sales Load [Member] | C000251208
Average Annual Return [Line Items]
Average Annual Return, Percent																																1.04%
Without Sales Load [Member] | C000251209
Average Annual Return [Line Items]
Average Annual Return, Percent																																0.98%
Without Sales Load [Member] | C000251203
Average Annual Return [Line Items]
Average Annual Return, Percent																																0.50%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Index
Average Annual Return, Percent																																				7.48%					0.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%													(0.04%)					1.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%													(0.04%)		1.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%											(1.47%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%													(0.04%)							1.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%													(0.04%)									1.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%										(1.64%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																															1.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%													(0.04%)	1.11%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																													MSCI Emerging Markets Index
Average Annual Return, Percent																																				15.07%													4.78%													6.32%
MSCI Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																											MSCI Europe Index
Average Annual Return, Percent																																				19.79%													9.40%										8.34%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																												MSCI World ex USA Index
Average Annual Return, Percent																																				19.45%													8.71%											6.92%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																											MSCI Japan Index
Average Annual Return, Percent																																				19.69%													8.12%										7.80%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				27.14%													15.90%												14.39%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				26.14%													15.17%						13.64%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent																																				23.44%			11.58%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				27.14%				10.83%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				27.14%													15.90%				14.37%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				27.14%													15.90%								15.39%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name														MSCI ACWI Index
Average Annual Return, Percent																																				23.44%									11.18%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				26.60%													15.53%			13.62%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																			34.63%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				27.14%	25.30%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index
Average Annual Return, Percent																																				23.44%						5.29%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index
Average Annual Return, Percent																																				23.44%						5.29%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	MSCI Emerging Markets Index
Average Annual Return, Percent																																				15.07%												7.25%
MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	MSCI World ex USA Index
Average Annual Return, Percent																																				19.45%												12.73%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																	25.05%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																	25.05%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				27.14%												18.87%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																		34.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																																				7.30%		5.82%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent																																0.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent																																0.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent																																0.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent																																0.91%
FTSE Goldman Sachs Emerging Markets USD Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FTSE Goldman Sachs Emerging Markets USD Bond Index
Average Annual Return, Percent																																				12.31%					(1.22%)
Goldman Sachs Access Emerging Markets USD Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				12.06%					(1.02%)
FTSE Goldman Sachs High Yield Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						FTSE Goldman Sachs High Yield Corporate Bond Index
Average Annual Return, Percent																																				12.27%													4.00%					4.34%
Bloomberg High Yield Very Liquid Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																						Bloomberg High Yield Very Liquid Index (Total Return, Unhedged, USD)
Average Annual Return, Percent																																				12.54%													3.92%					4.20%
Goldman Sachs Access High Yield Corporate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				11.85%													3.73%					3.99%
FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																			FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Average Annual Return, Percent																																				6.19%													2.05%		3.17%
Goldman Sachs Access Inflation Protected USD Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				6.00%													1.96%		3.07%
FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Average Annual Return, Percent																																				7.97%											1.38%
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				7.73%											1.18%
FTSE Goldman Sachs Investment Grade Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																								FTSE Goldman Sachs Investment Grade Corporate Bond Index
Average Annual Return, Percent																																				9.17%													0.74%							2.35%
Bloomberg US Corporate Investment Grade Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																								Bloomberg US Corporate Investment Grade Index
Average Annual Return, Percent																																				9.29%													0.67%							2.27%
Goldman Sachs Access Investment Grade Corporate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				9.11%													0.61%							2.19%
FTSE US Treasury 0-1 Year Composite Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																										FTSE US Treasury 0-1 Year Composite Select Index
Average Annual Return, Percent																																				5.64%													2.30%									2.02%
Goldman Sachs Access Treasury 0-1 Year ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				5.40%													2.14%									1.88%
FTSE Goldman Sachs US Broad Bond Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name															FTSE Goldman Sachs US Broad Bond Market Index
Average Annual Return, Percent																																				7.28%										(1.82%)
Goldman Sachs Access U.S. Aggregate Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				6.75%										(2.05%)
FTSE Goldman Sachs US Preferred Stock & Hybrid Index (TR, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs US Preferred Stock & Hybrid Index (TR, Unhedged, USD)
Average Annual Return, Percent																															2.17%
Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																															1.91%
FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		FTSE Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent																																				5.65%													2.33%	2.33%
Goldman Sachs Access Ultra Short Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				6.76%													2.63%	2.77%
Goldman Sachs ActiveBeta® Emerging Markets Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																													Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets Equity Index
Average Annual Return, Percent																																				16.07%													4.60%													6.08%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				14.28%													3.92%													5.58%
Goldman Sachs ActiveBeta® Europe Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																											Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Europe Equity Index
Average Annual Return, Percent																																				18.33%													9.01%										8.34%
Goldman Sachs ActiveBeta® Europe Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				18.80%													9.04%										8.37%
Goldman Sachs ActiveBeta® International Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																												Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> International Equity Index
Average Annual Return, Percent																																				18.47%													8.26%											7.04%
Goldman Sachs ActiveBeta International Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				18.26%													8.13%											6.95%
Goldman Sachs ActiveBeta® Japan Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																											Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Japan Equity Index
Average Annual Return, Percent																																				18.26%													7.37%										7.31%
Goldman Sachs ActiveBeta® Japan Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				18.78%													7.59%										7.52%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																														Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Large Cap Equity Index
Average Annual Return, Percent																																				27.10%													15.19%												13.69%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				26.97%													15.09%												13.58%
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Small Cap Equity Index
Average Annual Return, Percent																																				19.20%													11.66%						9.31%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																				18.47%													9.67%						7.79%
Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				19.08%													11.44%						9.11%
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Goldman Sachs ActiveBeta<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> World Low Vol Plus Equity Index
Average Annual Return, Percent																																				23.96%			11.06%
Solactive GBS Developed Markets Large & Mid Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive GBS Developed Markets Large & Mid Cap
Average Annual Return, Percent																																				24.49%			12.32%
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				24.08%			11.31%
Bloomberg Goldman Sachs Global Clean Energy Index (TR, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg Goldman Sachs Global Clean Energy Index (TR, Unhedged, USD)
Average Annual Return, Percent																																				5.78%				(1.17%)
Goldman Sachs Bloomberg Clean Energy Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				4.19%				(2.16%)
Solactive US Large Cap Equal Weight Index (GTR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																					Solactive US Large Cap Equal Weight Index (GTR)
Average Annual Return, Percent																																				23.03%													12.44%				11.37%
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				22.92%													12.27%				11.20%
Goldman Sachs Hedge Fund VIP Index™ TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																									Goldman Sachs Hedge Fund VIP Index™ TR
Average Annual Return, Percent																																				31.78%													16.14%								15.46%
Goldman Sachs Hedge Industry VIP ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				31.52%													15.53%								14.97%
Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Solactive Innovative Global Equity Index (Net total Return, Unhedged, USD)
Average Annual Return, Percent																																				21.14%									5.29%
Goldman Sachs Innovate Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				20.88%									5.13%
JUST U.S. Large Cap Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																				JUST U.S. Large Cap Diversified Index
Average Annual Return, Percent																																				27.56%													15.83%			13.82%
Goldman Sachs Just US Large Cap Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				27.20%													15.55%			13.57%
Russell 2000 (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000 (Total Return, Unhedged, USD)
Average Annual Return, Percent																																			30.09%
Goldman Sachs Small Cap Core Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																			34.03%
Solactive Energy Infrastructure Enhanced Index (Net Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Solactive Energy Infrastructure Enhanced Index (Net Total Return, Unhedged, USD)
Average Annual Return, Percent																																				24.81%	22.45%
Goldman Sachs North American Pipelines & Power Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				25.33%	23.17%
MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Growth Index
Average Annual Return, Percent																																				25.75%						3.77%
Goldman Sachs Future Consumer Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				23.61%						(5.92%)
MSCI ACWI Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Health Care Index
Average Annual Return, Percent																																				20.19%						5.78%
Goldman Sachs Future Health Care ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				15.46%						(2.05%)
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Index
Average Annual Return, Percent																																				23.44%								6.26%
Goldman Sachs Future Planet Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				11.15%								(5.17%)
50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											50% of FTSE Global Core Infrastructure 50/50 Index and 50% of FTSE EPRA Nareit Developed Index
Average Annual Return, Percent																																				19.76%						1.67%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Index
Average Annual Return, Percent																																				23.44%						5.29%
Goldman Sachs Future Real Estate and Infrastructure Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				16.76%						(1.16%)
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Index
Average Annual Return, Percent																																				23.44%							6.11%
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Average Annual Return, Percent																																				21.16%							(1.36%)
Goldman Sachs Future Technology Leaders ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				19.27%							(9.52%)
Solactive GBS Emerging Markets Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Solactive GBS Emerging Markets Large & Mid Cap Index
Average Annual Return, Percent																																				15.53%												7.69%
Goldman Sachs MarketBeta Emerging Markets Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				13.44%												6.97%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Average Annual Return, Percent																																				19.29%												12.35%
Goldman Sachs MarketBeta International Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				19.37%												12.32%
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth 40 Act Daily Capped Index (Total Return, Unhedged, USD)
Average Annual Return, Percent																																	25.40%
Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																	25.21%
Russell 1000 Value 40 Act Daily Capped Index(Total return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value 40 Act Daily Capped Index(Total return, Unhedged, USD)
Average Annual Return, Percent																																	22.88%
Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																	22.70%
Solactive GBS United States Large & Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Solactive GBS United States Large & Mid Cap Index
Average Annual Return, Percent																																				27.43%												18.75%
Goldman Sachs MarketBeta U.S. Equity ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				27.22%												18.66%
Nasdaq 100 (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq 100 (Total Return, Unhedged, USD)
Average Annual Return, Percent																																		33.72%
Goldman Sachs Nasdaq-100 Core Premium Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																		26.47%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																																		34.66%
Goldman Sachs S&P 500 Core Premium Income ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																		28.34%
Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Average Annual Return, Percent																																				4.64%		3.59%
Goldman Sachs Community Municipal Bond ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent																																				3.88%		2.82%
Bloomberg Municipal Bond Quality Intermediate-California (Total Return, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Quality Intermediate-California (Total Return, Unhedged)
Average Annual Return, Percent																																1.27%
Goldman Sachs Dynamic California Municipal Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																																1.43%
Bloomberg Municipal Bond Quality Intermediate -New York (Total Ret, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Quality Intermediate -New York (Total Ret, Unhedged, USD)
Average Annual Return, Percent																																1.19%
Goldman Sachs Dynamic New York Municipal Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																																1.10%
Municipal 1-15 Yr Blend (1-17) (Total Return, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Municipal 1-15 Yr Blend (1-17) (Total Return, Unhedged, USD)
Average Annual Return, Percent																																1.01%
Goldman Sachs Municipal Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																																1.10%
Bloomberg Municipal Short-term Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short-term Index
Average Annual Return, Percent																																0.44%
Goldman Sachs Ultra Short Municipal Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																																0.54%